Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
		Feb. 22, 2022	Jan. 24, 2022	Dec. 31, 2021	Feb. 28, 2022	Dec. 31, 2020
Subsequent Event [Line Items]
Initial purchase of shares of common stock	[1]					$ 108
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member]
Subsequent Event [Line Items]
Cut off date before which the interest on the term loan shall be paid				Mar. 01, 2024
Long term debt maturity date				Mar. 18, 2026
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan B. [Member]
Subsequent Event [Line Items]
Number of days within which a portion of term loan will be available subject to achievement of milestone					45 days
Subsequent Event [Member] | Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Subsequent Event [Line Items]
Long term debt maturity date					Feb. 01, 2027
Subsequent Event [Member] | Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member]
Subsequent Event [Line Items]
Cut off date before which the interest on the term loan shall be paid		May 01, 2023
Long term debt maturity date		Feb. 01, 2027
Subsequent Event [Member] | Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan B. [Member]
Subsequent Event [Line Items]
Cut off date before which the interest on the term loan shall be paid		Mar. 01, 2024			Mar. 01, 2024
Cut off date in which debt is available		Jan. 01, 2023			Jan. 01, 2023
Line of Credit Facility, Initiation Date		Jun. 30, 2023			Jun. 30, 2023
Number of days within which a portion of term loan will be available subject to achievement of milestone		45 days
Extended cut off date before which the interest on term loan shall be paid		Mar. 01, 2025
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares			557,610
Sale of common stock over the term of purchase agreement			$ 50,000
Term of purchase agreement			36 months
Initial purchase of shares of common stock			$ 3,000
Number of shares of common stock issued as a commitment fee as per agreement			142,939

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.